SUPPLEMENTAL CASH FLOW INFORMATION (Details) - ARS ($) $ in Thousands			12 Months Ended
		Nov. 13, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-cash Investing and Financing Activities [Abstract]
Unpaid acquisition of PPE			$ 1,331,105	$ 473,413	$ 460,879
Principal payment of financial lease	[1]		149,238	156,861	101,645
Capitalization of finance costs			$ 446,195	$ 0	$ 0
Treasury Shares [Member]
Non-cash Investing and Financing Activities [Abstract]
Market value of treasury shares		$ 3,228,002

[1]	Cancelled through compensation with trade receivables with the creditor. See Note 13.